UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and
complete, and that it is understood that all
required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Lisa Holmes
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Lisa Holmes  Jacksonville, Florida September 30, 2005
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	71
Form 13F information table value total:	$276,272,916
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE

NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M COMPANY		COM	88579Y101	7,766,333	105,051		SOLE
AMERICAN EXPRESS CO	COM	025816109	5,776,440	99,505		SOLE
AMGEN INC COM		COM	31162100	8,020,021	99,804		SOLE
ANHEUSER BUSCH COS INC 	COM	035229103	4,428,826	101,996		SOLE
AUTOMATIC DATA PROCESS 	COM	053015103	7,860,089	181,392		SOLE
AVON PRODS INC COM	COM	054303102	4,441,196	162,872		SOLE
BANDAG INC CL A		COM	59815308	979,147		26,385		SOLE
CASCADE NAT GAS CORP 	COM	147339105	1,557,208	71,530		SOLE
CINTAS CORP COM		COM	172908105	3,149,561	76,725		SOLE
CISCO SYS INC COM	COM	17275R102	1,228,796	67,288		SOLE
COCA COLA CO COM	COM	191216100	9,059,672	208,439		SOLE
COLGATE PALMOLIVE CO 	COM	194162103	7,872,977	147,523		SOLE
COMMUNICATIONS SYS INC 	COM	203900105	1,015,594	90,275		SOLE
COVENANT TRANS INC CL A	COM	22284P105	676,801		55,934		SOLE
DELL INC 		COM	24702R101	6,400,170	184,817		SOLE
EBAY INC 		COM	278642103	4,223,070	101,249		SOLE
EXXON MOBIL CORP COM	COM	30231G102	4,223,485	65,525		SOLE
GANNETT INC 		COM	364730101	3,133,584	44,823		SOLE
GENERAL ELEC CO COM	COM	369604103	9,702,113	285,488		SOLE
GROLSCH NV ORD		COM	N37291114	4,122,440	149,380		SOLE
HARLEY DAVIDSON INC COM	COM	412822108	9,435,440	192,934		SOLE
HAWKINS CHEM INC COM	COM	420261109	1,622,924	119,245		SOLE
HEALTH MGMT ASSOC INC 	COM	421933102	3,554,884	151,465		SOLE
HERSHEY FOODS CORP COM	COM	427866108	7,874,474	145,896		SOLE
HOME DEPOT INC COM	COM	437076102	5,337,862	138,143		SOLE
HORACE MANN EDUCTR CP 	COM	440327104	4,622,883	233,715		SOLE
JOHNSON & JOHNSON COM	COM	478160104	4,653,012	72,792		SOLE
LABORATORY AMER HLDGS 	COM	50540R409	5,517,340	111,615		SOLE
MCGRAW HILL COS INC COM	COM	580645109	13,772,289	283,897		SOLE
MEDTRONIC INC COM	COM	585055106	8,613,713	159,010		SOLE
MERCK & CO INC		COM	589331107	3,149,258	115,739		SOLE
MICROSOFT CORP COM	COM	594918104	4,540,915	174,573		SOLE
MOCON INC COM		COM	607494101	962,260		99,407		SOLE
MOODYS CORP COM		COM	615369105	5,281,871	101,857		SOLE
MYLAN LABS INC COM	COM	628530107	4,332,922	224,970		SOLE
NATIONAL BEVERAGE CORP 	COM	635017106	249,833		32,195		SOLE
NATIONAL DENTEX CORP 	COM	63563H109	1,932,146	94,251		SOLE
OIL DRI CORP AMER COM	COM	677864100	1,128,999	64,885		SOLE
PATTERSON DENTAL CO COM	COM	703395103	7,814,518	193,074		SOLE
PEPSICO INC COM		COM	713448108	9,879,864	172,695		SOLE
PFIZER INC COM		COM	717081103	5,526,088	219,033		SOLE
PROCTER & GAMBLE CO COM	COM	742718109	2,257,518	37,967		SOLE
PXRE CORP COM		COM	G73018106	3,453,500	256,575		SOLE
SARA LEE CORP COM	COM	803111103	3,997,332	210,941		SOLE
SEI INVESTMENTS CO COM	COM	784117103	3,874,310	103,095		SOLE
SERVICEMASTER COMPANY	COM	817615107	4,732,704	349,535		SOLE
ST PAUL TRAVELERS INC 	COM	792860108	4,143,386	92,342		SOLE
STEPAN CO COM		COM	858586100	4,800,995	191,580		SOLE
SYMANTEC CORP COM	COM	871503108	5,407,854	235,878		SOLE
TELEPHONE & DATA SYS 	COM	879433100	1,660,600	42,579		SOLE
TELEPHONE & DATA SYS 	COM	879433860	1,330,584	35,435		SOLE
TELLABS INC		COM	879664100	5,495,385	522,375		SOLE
THE LIMITED		COM	532716107	3,929,608	192,345		SOLE
TIDEWATER INC COM	COM	886423102	3,044,065	62,545		SOLE
UNITED GUARDIAN INC 	COM	910571108	555,099		67,695		SOLE
UNITED PARCEL SERVICE 	COM	911312106	4,517,248	64,456		SOLE
VIRCO MFG CO COM	COM	927651109	486,636		64,031		SOLE
WAL MART STORES INC COM	COM	931142103	3,257,828	73,345		SOLE
WALGREEN CO COM		COM	931422109	3,019,787	68,374		SOLE
WALT DISNEY CO COM	COM	254687106	2,588,980	107,293		SOLE
WATERS CORP COM		COM	941848103	4,678,948	110,712		SOLE
XL CAPITAL LTD A SHS	COM	G98255105	3,560,894	52,343		SOLE